Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Class A common stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	310,000,000	40,000,000
Common stock, shares issued	40,062,629	39,812,629
Common stock, shares outstanding	40,062,629	39,812,629
Class B common stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued
Common stock, shares outstanding